Reconciliation of Liabilities arising from Financing Activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General Information and Reorganization Transactions [Abstract]
Net proceeds from shares issuance for cash	€ 6,777,120	€ 1,346,607